Employee Benefits - Summary of Changes In Present Value of Defined Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	$ 361,259
Benefit obligation, ending balance	360,232	$ 361,259
Fair value of plan assets	(216,548)	(204,527)
Total employee benefit liability	143,684	156,732
Total	143,684	156,732
Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	361,259	323,456
Period cost	23,651	22,667
Benefits paid by employer	(29,856)	(32,916)
Remeasurements of defined benefit liability	15,662	49,926
Other	145
Exchange differences	(10,629)	(1,874)
Benefit obligation, ending balance	360,232	361,259
Fair value of plan assets	(216,548)	(204,527)
Total employee benefit liability	143,684	156,732
Current	42,552	42,885
Non-current	101,132	113,847
Total	143,684	156,732
Defined Benefit Plan [member]
Disclosure of defined benefit plans [line items]
Total employee benefit liability	5,773	4,701
Total	5,773	4,701
Defined Benefit Plan [member] | Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	300,288	268,486
Period cost	17,964	17,528
Benefits paid by employer	(26,119)	(27,726)
Remeasurements of defined benefit liability	9,498	42,048
Other	145
Exchange differences	(9,832)	(48)
Benefit obligation, ending balance	291,944	300,288
Fair value of plan assets	(216,548)	(204,527)
Total employee benefit liability	75,396	95,761
Current	39,219	39,539
Non-current	36,177	56,222
Total	75,396	95,761
Other Benefits [member]
Disclosure of defined benefit plans [line items]
Total employee benefit liability	5,687	5,139
Total	5,687	5,139
Other Benefits [member] | Present Value of Defined Benefit Obligation [member]
Disclosure of defined benefit plans [line items]
Benefit obligation, beginning balance	60,971	54,970
Period cost	5,687	5,139
Benefits paid by employer	(3,737)	(5,190)
Remeasurements of defined benefit liability	6,164	7,878
Exchange differences	(797)	(1,826)
Benefit obligation, ending balance	68,288	60,971
Total employee benefit liability	68,288	60,971
Current	3,333	3,346
Non-current	64,955	57,625
Total	$ 68,288	$ 60,971